PRODUCT WARRANTIES	12 Months Ended
Dec. 31, 2024
Guarantees [Abstract]
PRODUCT WARRANTIES	PRODUCT WARRANTIES
In the ordinary course of business, the Company provides standard warranty coverage on its products. Provisions for these amounts are established at the time of sale and estimated primarily based on product warranty terms and historical claims experience. In addition, the Company incurs discretionary costs to service its products in connection with specific product performance issues. Provisions for these amounts are established when they are known and estimable. The Company assesses the adequacy of its initial provisions and will make adjustments as necessary based on known or anticipated claims or as new information becomes available that suggests it is probable that future costs will be different than estimated amounts. Amounts associated with these provisions are classified on the accompanying Consolidated Balance Sheet as Accrued liabilities or Other long-term liabilities based on their anticipated settlement date.

The changes in the carrying amount of warranty related provisions are as follows:

(In millions)	2024	2023
Balance as of January 1,	$568	$544
Warranties, performance guarantees issued and changes in estimated liability	327	239
Settlements made	(346)	(194)
Other	5	(11)
Acquisitions (1)	232	—
Reclassified to held for sale (2)	—	(10)
Balance as of December 31,	$786	$568
(1) See Note 19 - Acquisitions for additional information.
(2) See Note 20 - Divestitures for additional information.